Securities - Amortized Cost, Fair Value, by Contract Maturity (Details 6) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2010
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, maturities, due in 1 year or less, amortized cost	$ 40,615
Available-for-sale securities, maturities, due after 1 year through 5 years, amortized cost	53,257
Available-for-sale securities, maturities, due after 5 years through 10 years, amortized cost	23,138
Available-for-sale securities, maturities, due after 10 years, amortized cost	202,373
Available-for-sale securities, maturities, amortized cost, total	319,383		312,241
Available-for-sale securities, maturities, due in 1 year or less, fair value	40,886
Available-for-sale securities, maturities, due after 1 year through 5 years, fair value	53,510
Available-for-sale securities, maturities, due after 5 years through 10 years, fair value	23,465
Available-for-sale securities, maturities, due after 10 years, fair value	206,865
Available-for-sale securities, maturities, fair value, total	316,318	324,726
Available-for-sale securities, maturities, average yield, due in 1 year or less	2.28%
Available-for-sale securities, maturities, average yield, due after 1 year through 5 years	2.49%
Available-for-sale securities, maturities, average yield, due after 5 years through 10 years	3.09%
Available-for-sale securities, maturities, average yield, due after 10 years	3.63%
Available-for-sale securities, maturities, average yield, total	3.23%
Held-to-maturity securities, maturities, due in 1 year or less, amortized cost	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, amortized cost	7
Held-to-maturity securities, maturities, due after 5 years through 10 years, amortized cost	7
Held-to-maturity securities, maturities, due after 10 years, amortized cost	1
Held-to-maturity securities, maturities, amortized cost, total	15
Held-to-maturity securities, maturities, due in 1 year or less, fair value	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, fair value	7
Held-to-maturity securities, maturities, due after 5 years through 10 years, fair value	8
Held-to-maturity securities, maturities, due after 10 years, fair value	1
Held-to-maturity securities, maturities, fair value, total	16
Held-to-maturity securities, maturities, average yield, due in 1 year or less	0.00%
Held-to-maturity securities, maturities, average yield, due after 1 year through 5 years	6.96%
Held-to-maturity securities, maturities, average yield, due after 5 years through 10 years	6.82%
Held-to-maturity securities, maturities, average yield, due after 10 years	6.48%
Held-to-maturity securities, maturities, average yield, total	6.86%
Supplemental information
U S Government And Government Agencies And Authorities And U S Government Sponsored Enterprise Securities In Excess Of Ten Percent Of Stockholders Equity	10.00%
Due Period Of Mortgage Backed Securities And Collateralized Mortgage Obligations	10 years
US Government Agencies And US Government sponsored Enterprises Residential Mortgage Backed Securities Estimated Duration	5 years
US Government Agencies And US Government-sponsored Enterprises, Residential Collateralized Mortgage Obligations, Estimated Duration	3 years
Non Agency Residential Collateralized Mortgage Obligations Estimated Duration	5 years
Equity securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, equity maturities, due in 1 year or less, amortized cost	0	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, amortized cost	0	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, amortized cost	0	0
Available-for-sale securities, equity maturities, due after 10 years, amortized cost	3,032	3,032
Available-for-sale securities, equity maturities, amortized cost, total	3,032	3,032
Available-for-sale securities, equity maturities, due in 1 year or less, fair value	0	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, fair value	0	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, fair value	0	0
Available-for-sale securities, equity maturities, due after 10 years, fair value	3,235	3,235
Available-for-sale securities, equity maturities, fair value, total	3,235	3,235
Available-for-sale securities, equity maturities, average yield, due in 1 year or less	0.00%	0.00%
Available-for-sale securities, equity maturities, average yield, due after 1 year through 5 years	0.00%	0.00%
Available-for-sale securities, equity maturities, average yield, due after 5 years through 10 years	0.00%	0.00%
Available-for-sale securities, equity maturities, average yield, due after 10 years	0.32%	0.32%
Available-for-sale securities, equity maturities, average yield, total	0.32%	0.32%
Available-for-sale securities, maturities, amortized cost, total	3,032	3,032	1,894
Available-for-sale securities, maturities, fair value, total		3,235	2,051
Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	40,615	40,615
Available-for-sale securities, due after 1 year through 5 years, amortized cost	53,257	53,257
Available-for-sale securities, due after 5 years through 10 years, amortized cost	23,138	23,138
Available-for-sale securities, due after 10 years, amortized cost	199,341	199,341
Available-for-sale Securities, Debt Maturities, Amortized Cost	316,351	316,351
Available-for-sale securities, due in 1 year or less, fair value	40,886	40,886
Available-for-sale securities, due after 1 year through 5 years, fair value	53,510	53,510
Available-for-sale securities, due after 5 years through 10 years, fair value	23,465	23,465
Available-for-sale securities, due after 10 years, fair value	203,630	203,630
Available-for-sale securities, fair value, total	321,491	321,491
Available-for-sale securities, average yield, due in 1 year or less	2.28%	2.28%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.49%	2.49%
Available-for-sale securities, average yield, due after 5 years through 10 years	3.09%	3.09%
Available-for-sale securities, average yield, due after 10 years	3.68%	3.68%
Available-for-sale securities, average yield, total	3.26%	3.26%
Available-for-sale securities, maturities, amortized cost, total	316,351	316,351	310,347
Available-for-sale securities, maturities, fair value, total		321,491	314,267
Mortgage-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	9	9
Available-for-sale securities, due after 1 year through 5 years, amortized cost	692	692
Available-for-sale securities, due after 5 years through 10 years, amortized cost	3,165	3,165
Available-for-sale securities, due after 10 years, amortized cost	175,186	175,186
Available-for-sale Securities, Debt Maturities, Amortized Cost	179,052	179,052
Available-for-sale securities, due in 1 year or less, fair value	9	9
Available-for-sale securities, due after 1 year through 5 years, fair value	726	726
Available-for-sale securities, due after 5 years through 10 years, fair value	3,194	3,194
Available-for-sale securities, due after 10 years, fair value	179,077	179,077
Available-for-sale securities, fair value, total	183,006	183,006
Available-for-sale securities, average yield, due in 1 year or less	5.02%	5.02%
Available-for-sale securities, average yield, due after 1 year through 5 years	4.22%	4.22%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.20%	2.20%
Available-for-sale securities, average yield, due after 10 years	3.72%	3.72%
Available-for-sale securities, average yield, total	3.69%	3.69%
Available-for-sale securities, maturities, amortized cost, total	179,052	179,052	171,796
Available-for-sale securities, maturities, fair value, total		183,006	174,855
U.S. Treasury and government agencies [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	1,655	1,655
Available-for-sale securities, due after 1 year through 5 years, amortized cost	3,289	3,289
Available-for-sale securities, due after 5 years through 10 years, amortized cost	1	1
Available-for-sale securities, due after 10 years, amortized cost	252	252
Available-for-sale Securities, Debt Maturities, Amortized Cost	5,197	5,197
Available-for-sale securities, due in 1 year or less, fair value	1,667	1,667
Available-for-sale securities, due after 1 year through 5 years, fair value	3,390	3,390
Available-for-sale securities, due after 5 years through 10 years, fair value	1	1
Available-for-sale securities, due after 10 years, fair value	229	229
Available-for-sale securities, fair value, total	5,287	5,287
Available-for-sale securities, average yield, due in 1 year or less	1.64%	1.64%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.20%	2.20%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.87%	4.87%
Available-for-sale securities, average yield, due after 10 years	3.85%	3.85%
Available-for-sale securities, average yield, total	2.10%	2.10%
Available-for-sale securities, maturities, amortized cost, total	5,197	5,197	11,258
Available-for-sale securities, maturities, fair value, total		5,287	11,348
Obligations of U.S. states and municipalities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	22	22
Available-for-sale securities, due after 1 year through 5 years, amortized cost	261	261
Available-for-sale securities, due after 5 years through 10 years, amortized cost	242	242
Available-for-sale securities, due after 10 years, amortized cost	10,828	10,828
Available-for-sale Securities, Debt Maturities, Amortized Cost	11,353	11,353
Available-for-sale securities, due in 1 year or less, fair value	22	22
Available-for-sale securities, due after 1 year through 5 years, fair value	278	278
Available-for-sale securities, due after 5 years through 10 years, fair value	263	263
Available-for-sale securities, due after 10 years, fair value	11,015	11,015
Available-for-sale securities, fair value, total	11,578	11,578
Available-for-sale securities, average yield, due in 1 year or less	1.06%	1.06%
Available-for-sale securities, average yield, due after 1 year through 5 years	4.05%	4.05%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.35%	4.35%
Available-for-sale securities, average yield, due after 10 years	4.92%	4.92%
Available-for-sale securities, average yield, total	4.88%	4.88%
Available-for-sale securities, maturities, amortized cost, total	11,353	11,353	11,732
Available-for-sale securities, maturities, fair value, total		11,578	11,559
Certificates of Deposit [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	4,795	4,795
Available-for-sale securities, due after 1 year through 5 years, amortized cost	64	64
Available-for-sale securities, due after 5 years through 10 years, amortized cost	0	0
Available-for-sale securities, due after 10 years, amortized cost	0	0
Available-for-sale Securities, Debt Maturities, Amortized Cost	4,859	4,859
Available-for-sale securities, due in 1 year or less, fair value	4,797	4,797
Available-for-sale securities, due after 1 year through 5 years, fair value	64	64
Available-for-sale securities, due after 5 years through 10 years, fair value	0	0
Available-for-sale securities, due after 10 years, fair value	0	0
Available-for-sale securities, fair value, total	4,861	4,861
Available-for-sale securities, average yield, due in 1 year or less	4.54%	4.54%
Available-for-sale securities, average yield, due after 1 year through 5 years	0.96%	0.96%
Available-for-sale securities, average yield, due after 5 years through 10 years	0.00%	0.00%
Available-for-sale securities, average yield, due after 10 years	0.00%	0.00%
Available-for-sale securities, average yield, total	4.50%	4.50%
Available-for-sale securities, maturities, amortized cost, total	4,859	4,859	3,648
Available-for-sale securities, maturities, fair value, total		4,861	3,647
Non-U.S. government debt securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	10,410	10,410
Available-for-sale securities, due after 1 year through 5 years, amortized cost	17,601	17,601
Available-for-sale securities, due after 5 years through 10 years, amortized cost	2,647	2,647
Available-for-sale securities, due after 10 years, amortized cost	4	4
Available-for-sale Securities, Debt Maturities, Amortized Cost	30,662	30,662
Available-for-sale securities, due in 1 year or less, fair value	10,435	10,435
Available-for-sale securities, due after 1 year through 5 years, fair value	17,725	17,725
Available-for-sale securities, due after 5 years through 10 years, fair value	2,652	2,652
Available-for-sale securities, due after 10 years, fair value	4	4
Available-for-sale securities, fair value, total	30,816	30,816
Available-for-sale securities, average yield, due in 1 year or less	1.85%	1.85%
Available-for-sale securities, average yield, due after 1 year through 5 years	1.97%	1.97%
Available-for-sale securities, average yield, due after 5 years through 10 years	3.27%	3.27%
Available-for-sale securities, average yield, due after 10 years	4.73%	4.73%
Available-for-sale securities, average yield, total	2.04%	2.04%
Available-for-sale securities, maturities, amortized cost, total	30,662	30,662	20,614
Available-for-sale securities, maturities, fair value, total		30,816	20,777
Corporate Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	23,705	23,705
Available-for-sale securities, due after 1 year through 5 years, amortized cost	25,920	25,920
Available-for-sale securities, due after 5 years through 10 years, amortized cost	6,302	6,302
Available-for-sale securities, due after 10 years, amortized cost	0	0
Available-for-sale Securities, Debt Maturities, Amortized Cost	55,927	55,927
Available-for-sale securities, due in 1 year or less, fair value	23,935	23,935
Available-for-sale securities, due after 1 year through 5 years, fair value	25,646	25,646
Available-for-sale securities, due after 5 years through 10 years, fair value	6,225	6,225
Available-for-sale securities, due after 10 years, fair value	0	0
Available-for-sale securities, fair value, total	55,806	55,806
Available-for-sale securities, average yield, due in 1 year or less	2.07%	2.07%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.73%	2.73%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.80%	4.80%
Available-for-sale securities, average yield, due after 10 years	0.00%	0.00%
Available-for-sale securities, average yield, total	2.68%	2.68%
Available-for-sale securities, maturities, amortized cost, total	55,927	55,927	61,717
Available-for-sale securities, maturities, fair value, total		55,806	61,793
Asset-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity
Available-for-sale securities, due in 1 year or less, amortized cost	19	19
Available-for-sale securities, due after 1 year through 5 years, amortized cost	5,430	5,430
Available-for-sale securities, due after 5 years through 10 years, amortized cost	10,781	10,781
Available-for-sale securities, due after 10 years, amortized cost	13,071	13,071
Available-for-sale Securities, Debt Maturities, Amortized Cost	29,301	29,301
Available-for-sale securities, due in 1 year or less, fair value	21	21
Available-for-sale securities, due after 1 year through 5 years, fair value	5,681	5,681
Available-for-sale securities, due after 5 years through 10 years, fair value	11,130	11,130
Available-for-sale securities, due after 10 years, fair value	13,305	13,305
Available-for-sale securities, fair value, total	$ 30,137	$ 30,137
Available-for-sale securities, average yield, due in 1 year or less	0.03%	0.03%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.87%	2.87%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.28%	2.28%
Available-for-sale securities, average yield, due after 10 years	2.23%	2.23%
Available-for-sale securities, average yield, total	2.36%	2.36%